UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Balanced Fund	September 30, 2013

T. Rowe Price Balanced Fund
Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 62.1%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.5%		
Aisin Seiki (JPY)	119,300	5,113
Autoliv, GDR (SEK)	21,603	1,893
Delphi Automotive	27,700	1,618
GKN (GBP)	741,244	4,104
Johnson Controls	27,800	1,154
Koito Manufacturing (JPY)	38,000	724
TRW (1)	64,800	4,621
		19,227
Automobiles 1.0%		
BMW (EUR)	50,976	5,480
General Motors (1)	171,300	6,162
Harley-Davidson	78,700	5,056
Honda Motor (JPY)	175,500	6,707
Nissan Motor (JPY)	217,700	2,192
Tesla Motors (1)	17,700	3,423
Toyota Motor (JPY)	153,100	9,818
		38,838
Diversified Consumer Services 0.0%		
Benesse Holdings (JPY)	40,000	1,456
		1,456
Hotels, Restaurants & Leisure 1.6%		
Carnival	220,800	7,207
Chipotle Mexican Grill (1)	17,200	7,374
Compass Group (GBP)	412,965	5,683
Las Vegas Sands	169,000	11,225
Marriott, Class A	38,553	1,621
McDonald's	13,500	1,299
Panera Bread, Class A (1)	2,800	444

Starbucks	198,700	15,294
Starwood Hotels & Resorts Worldwide	106,200	7,057
Tim Hortons	14,500	841
Wynn Macau (HKD)	116,000	395
Wynn Resorts	10,200	1,612
		60,052
Household Durables 0.2%		
D. R. Horton	3,100	60
Harman International	8,400	556
Lennar, Class A	22,600	800
PDG Realty (BRL) (1)	618,700	678
Persimmon (GBP) (1)	337,824	5,940
		8,034
Internet & Catalog Retail 1.6%		
Amazon.com (1)	103,000	32,202
Ctrip.com International, ADR (1)	16,600	970
Netflix (1)	14,500	4,483
priceline.com (1)	22,000	22,241
TripAdvisor (1)	11,500	872
		60,768
Leisure Equipment & Products 0.1%		
Hasbro	16,500	778
Mattel	14,600	611
Nikon (JPY) (2)	97,200	1,697
		3,086
Media 1.8%		
British Sky Broadcasting (GBP)	335,301	4,722
Comcast, Class A	101,500	4,583
Comcast, Special Class A	80,600	3,496
CyberAgent (JPY)	114,800	3,174
Discovery Communications, Class C (1)	149,100	11,648
Eutelsat (EUR)	98,720	3,121

Informa (GBP)	331,582	2,818
Interpublic Group	99,400	1,708
Liberty Global (1)	2,400	190
Time Warner	49,734	3,273
Time Warner Cable, Class A	43,093	4,809
Twenty-First Century, Class A	176,800	5,923
Viacom, Class B	31,200	2,608
Walt Disney	82,881	5,345
WPP (GBP)	493,444	10,145
		67,563
Multiline Retail 0.5%		
Dollar Tree (1)	79,900	4,567
J.C. Penney (1)	38,800	342
Kohl's	127,100	6,577
Lojas Renner (BRL)	48,100	1,387
Macy's	19,500	844
Marks & Spencer Group (GBP)	495,500	3,984
Parkson Retail (HKD) (2)	1,739,500	727
Target	23,000	1,472
		19,900
Specialty Retail 1.3%		
AutoZone (1)	2,700	1,141
CarMax (1)	54,500	2,642
Home Depot	113,000	8,571
Kingfisher (GBP)	656,354	4,100
L Brands	86,900	5,310
Lowe's	200,500	9,546
O'Reilly Automotive (1)	45,000	5,741
Ross Stores	68,900	5,016
Tiffany	10,600	812
TSC	27,000	1,814
Zhongsheng Group Holdings (HKD) (2)	1,347,500	2,123
		46,816

Textiles, Apparel & Luxury Goods 1.0%		
Fossil (1)	38,800	4,510
Kering (EUR)	27,156	6,086
Lululemon Athletica (1)	49,300	3,603
Michael Kors Holdings (1)	16,500	1,230
Nike, Class B	69,200	5,027
PVH	35,800	4,249
Ralph Lauren	19,700	3,245
Richemont, Class A (CHF)	76,684	7,682
V. F.	1,400	279
		35,911
Total Consumer Discretionary		361,651
CONSUMER STAPLES 4.4%		
Beverages 0.8%		
Coca-Cola	112,122	4,247
Coca-Cola Enterprises	28,900	1,162
Constellation Brands, Class A (1)	4,300	247
Dr Pepper Snapple	74,900	3,357
Kirin Holdings (JPY)	260,000	3,800
Monster Beverage (1)	32,400	1,693
PepsiCo	117,138	9,312
Pernod Ricard (EUR)	49,144	6,103
		29,921
Food & Staples Retailing 1.0%		
Costco Wholesale	40,800	4,697
CVS Caremark	70,177	3,982
FamilyMart (JPY)	96,100	4,164
Kroger	65,200	2,630
Tesco (GBP)	1,555,575	9,041
Wal-Mart	89,475	6,618

Whole Foods Market	120,100	7,026
		38,158
Food Products 1.3%		
Archer-Daniels-Midland	137,200	5,055
Bunge Limited	14,600	1,108
General Mills	105,600	5,060
Green Mountain Coffee (1)	53,300	4,015
Kellogg	70,700	4,152
Mondelez International	29,034	912
Nestle (CHF)	260,576	18,225
Unilever (GBP)	274,502	10,843
		49,370
Household Products 0.7%		
Colgate-Palmolive	18,300	1,085
Energizer	31,800	2,899
Procter & Gamble	302,107	22,836
		26,820
Personal Products 0.3%		
Avon	250,900	5,169
L'Oreal (EUR)	32,094	5,512
		10,681
Tobacco 0.3%		
Altria Group	15,495	532
Lorillard	11,800	529
Philip Morris International	90,695	7,853
		8,914
Total Consumer Staples		163,864
ENERGY 4.6%		
Energy Equipment & Services 0.5%		
Baker Hughes	23,436	1,151

Cameron International (1)	27,400	1,599
China Oilfield Services, H Shares (HKD)	1,452,000	3,643
FMC Technologies (1)	5,988	332
Saipem (EUR)	41,992	912
Schlumberger	112,027	9,899
WorleyParsons (AUD)	50,359	1,143
		18,679
Oil, Gas & Consumable Fuels 4.1%		
Anadarko Petroleum	21,600	2,009
Apache	129,600	11,034
Beach Energy (AUD)	1,813,525	2,259
BG Group (GBP)	242,811	4,640
Cabot Oil & Gas	11,800	440
Chesapeake Energy	71,500	1,850
Chevron	81,100	9,854
Cimarex Energy	43,500	4,193
Concho Resources (1)	60,300	6,561
ConocoPhillips	19,400	1,349
CONSOL Energy	30,900	1,040
Devon Energy	6,500	375
Eni (EUR) (2)	383,333	8,790
EOG Resources	17,100	2,895
EQT	56,400	5,004
ExxonMobil	150,112	12,916
Hess	38,300	2,962
Newfield Exploration (1)	34,200	936
Occidental Petroleum	19,500	1,824
Petrobras, ADR	139,900	2,341
Phillips 66	200,700	11,604
Pioneer Natural Resources	82,700	15,614
Range Resources	72,700	5,517
Royal Dutch Shell, B Shares, ADR	210,700	14,507
Southwestern Energy (1)	88,000	3,201
Spectra Energy	80,000	2,738

Statoil (NOK)	297,480	6,753
Talisman Energy	172,500	1,984
Valero Energy	225,600	7,704
Williams Companies	42,100	1,531
WPX Energy (1)	34,900	672
		155,097
Total Energy		173,776
FINANCIALS 11.8%		
Capital Markets 2.2%		
Ameriprise Financial	76,806	6,996
BlackRock	1,100	298
Close Brothers Group (GBP)	69,454	1,314
Credit Suisse (CHF)	170,311	5,202
Deutsche Bank (EUR)	74,045	3,400
E*TRADE Financial (1)	33,300	549
Franklin Resources	131,517	6,648
GAM Holding (CHF)	252,185	4,559
Goldman Sachs	2,998	474
Invesco	345,700	11,028
Macquarie Group (AUD)	131,433	5,874
Morgan Stanley	498,847	13,444
Northern Trust	56,200	3,057
State Street	193,000	12,690
TD Ameritrade Holding	299,300	7,836
		83,369
Commercial Banks 3.1%		
Australia & New Zealand Banking (AUD)	312,868	8,984
Banco Santander Brasil, ADR	416,500	2,895
Barclays (GBP)	454,361	1,953
Barclays, ADR	486,075	8,283
Barclays, Rights, 10/9/13 (GBP) (1)	113,590	149
Barclays, Rights, 10/9/13 (1)	37,742	203

BNP Paribas (EUR)	73,857	4,996
DBS Group (SGD)	396,000	5,183
DNB (NOK)	445,490	6,764
Erste Group Bank (EUR)	28,845	912
Intesa Sanpaolo (EUR)	1,797,850	3,709
Mitsubishi UFJ Financial (JPY)	1,040,900	6,677
Nordea Bank (SEK)	266,478	3,213
PNC Financial Services Group	85,500	6,194
Standard Chartered (GBP)	395,114	9,473
Sumitomo Mitsui Trust Holdings (JPY)	1,257,540	6,245
Svenska Handelsbanken, Class A (SEK)	133,660	5,717
Swedbank (SEK)	230,599	5,371
The Bank of Yokohama (JPY)	361,000	2,067
U.S. Bancorp	366,200	13,396
Unicredit (EUR)	299,067	1,906
Wells Fargo	250,003	10,330
Zions Bancorporation	15,600	428
		115,048
Consumer Finance 0.5%		
American Express	116,401	8,791
Capital One Financial	123,100	8,462
Discover Financial	10,700	541
SLM Corporation	75,400	1,877
		19,671
Diversified Financial Services 2.1%		
Bank of America	488,054	6,735
Berkshire Hathaway, Class B (1)	25,800	2,929
BM&FBOVESPA (BRL)	400,800	2,250
Challenger (AUD)	297,831	1,528
Citigroup	336,990	16,347
CME Group	18,300	1,352
Deutsche Boerse (EUR)	32,938	2,478
ING Groep, GDS (EUR) (1)	312,017	3,525

IntercontinentalExchange (1)	22,600	4,100
JPMorgan Chase	628,010	32,462
London Stock Exchange (GBP)	82,002	2,040
McGraw Hill Financial	5,700	374
Mitsubishi UFJ Lease & Finance (JPY)	320,100	1,701
		77,821
Insurance 2.7%		
AIA Group (HKD)	1,040,200	4,888
Allianz (EUR)	29,343	4,613
Allstate	144,100	7,284
AXA (EUR)	442,630	10,255
CNA Financial	7,100	271
Direct Line Insurance (GBP)	893,115	3,083
Fidelity National Financial	13,000	346
Loews	18,300	855
Marsh & McLennan	219,400	9,555
MetLife	279,100	13,104
Munich Re (EUR)	31,369	6,130
Ping An Insurance Group Co of China, H Shares (HKD)	346,000	2,572
Progressive	66,700	1,816
Prudential (GBP)	145,866	2,718
QBE Insurance (AUD)	142,815	1,954
Sony Financial (JPY)	227,600	4,185
Storebrand (NOK) (1)	443,385	2,457
Sun Life Financial (CAD)	116,100	3,708
Swiss Life (CHF)	18,968	3,591
The Travelers Companies	44,500	3,772
Tokio Marine Holdings (JPY)	155,500	5,101
Unum Group	40,000	1,218
XL Group	261,300	8,053
		101,529
Real Estate Investment Trusts 0.9%		
American Tower, REIT	172,500	12,787

AvalonBay Communities, REIT	10,800	1,373
Boston Properties, REIT	7,900	844
General Growth Properties, REIT	13,900	268
Public Storage, REIT	1,400	225
Simon Property Group, REIT	17,306	2,565
SL Green Realty, REIT	5,700	506
Unibail-Rodamco (EUR)	12,969	3,218
Vornado Realty Trust, REIT	19,200	1,614
Westfield Retail Trust (AUD)	977,957	2,710
Weyerhaeuser, REIT	295,593	8,463
		34,573
Real Estate Management & Development 0.3%		
Agile Property (HKD)	2,380,000	2,627
Goldcrest Company (JPY)	22,150	601
Kerry Properties (HKD)	661,500	2,815
Mitsui Fudosan (JPY)	115,000	3,887
		9,930
Total Financials		441,941
HEALTH CARE 9.1%		
Biotechnology 2.0%		
Alexion Pharmaceuticals (1)	59,500	6,911
Amgen	54,201	6,067
Biogen Idec (1)	58,600	14,109
Celgene (1)	85,000	13,084
CSL (AUD)	75,647	4,517
Gilead Sciences (1)	341,900	21,485
Pharmacyclics (1)	4,000	554
Regeneron Pharmaceuticals (1)	20,600	6,445
Vertex Pharmaceuticals (1)	700	53
		73,225

Health Care Equipment & Supplies 0.7%		
Abbott Laboratories	62,200	2,064
Baxter International	1,200	79
Becton, Dickinson & Company	25,300	2,531
Boston Scientific (1)	130,600	1,533
C. R. Bard	600	69
Covidien	110,601	6,740
DENTSPLY International	24,600	1,068
Edwards Lifesciences (1)	1,300	91
Elekta, B Shares (SEK) (2)	263,972	4,247
Intuitive Surgical (1)	800	301
Sonova (CHF)	23,368	2,904
Stryker	49,400	3,339
		24,966
Health Care Providers & Services 1.7%		
Aetna	45,300	2,900
AmerisourceBergen	900	55
Cigna	56,700	4,358
Express Scripts Holding (1)	99,504	6,147
Fresenius (EUR)	68,501	8,509
HCA Holdings	107,800	4,608
Henry Schein (1)	1,100	114
Humana	4,200	392
McKesson	93,800	12,035
Miraca Holdings (JPY)	67,300	3,008
Quest Diagnostics	67,500	4,171
UnitedHealth Group	187,650	13,438
WellPoint	68,700	5,744
		65,479
Life Sciences Tools & Services 0.8%		
Agilent Technologies	198,700	10,183
Thermo Fisher Scientific	204,400	18,836
		29,019

Pharmaceuticals 3.9%		
AbbVie	129,100	5,775
Allergan	15,900	1,438
Astellas Pharma (JPY)	100,000	5,111
Bayer (EUR)	132,288	15,599
Eli Lilly	33,200	1,671
GlaxoSmithKline, ADR	288,200	14,459
Hospira (1)	66,400	2,604
Johnson & Johnson	221,092	19,166
Mallinckrodt (1)	8,401	370
Merck	470,244	22,388
Novartis, Regulation D Shares (CHF)	168,299	12,934
Perrigo	4,400	543
Pfizer	976,259	28,028
Roche Holding - Genusscheine (CHF)	40,300	10,869
Takeda Pharmaceutical (JPY) (2)	83,200	3,936
Valeant Pharmaceuticals International (1)	23,100	2,410
		147,301
Total Health Care		339,990
INDUSTRIALS & BUSINESS SERVICES 6.9%		
Aerospace & Defense 2.1%		
Boeing	209,600	24,628
Honeywell International	165,469	13,740
Precision Castparts	67,900	15,430
Raytheon	14,900	1,148
Rolls-Royce Holdings (GBP) (1)	307,400	5,534
Textron	92,300	2,548
United Technologies	152,492	16,442
		79,470
Air Freight & Logistics 0.2%		
Expeditors International of Washington	7,100	313
FedEx	46,800	5,340

Toll Holdings (AUD)	214,083	1,164
UPS, Class B	21,600	1,974
		8,791
Airlines 0.5%		
Delta Air Lines	163,000	3,845
United Continental (1)	333,400	10,239
US Airways Group (1)	322,100	6,107
		20,191
Commercial Services & Supplies 0.2%		
IHS (1)	14,300	1,633
Iron Mountain	26,000	702
Stericycle (1)	10,600	1,223
Tyco International	50,800	1,777
		5,335
Construction & Engineering 0.1%		
Bouygues (EUR)	85,716	3,128
Quanta Services (1)	23,000	633
		3,761
Electrical Equipment 0.6%		
ABB (CHF)	142,890	3,380
Eaton	8,600	592
Emerson Electric	11,400	738
Hubbell, Class B	5,300	555
Legrand (EUR)	114,942	6,378
Mitsubishi Electric (JPY)	533,000	5,626
Osram Licht (EUR) (1)	6,014	282
Roper Industries	23,800	3,162
		20,713
Industrial Conglomerates 1.7%		
3M	68,600	8,191
Danaher	301,436	20,895

DCC (GBP)	77,430	3,168
GE	372,101	8,889
Hutchison Whampoa (HKD)	678,000	8,134
Koninklijke Philips (EUR)	118,047	3,806
McDermott International (1)	13,600	101
SembCorp Industries (SGD)	925,060	3,901
Siemens (EUR)	56,951	6,862
		63,947
Machinery 0.3%		
Cummins	21,700	2,883
Flowserve	38,500	2,402
Ingersoll-Rand	9,800	637
Parker Hannifin	15,400	1,674
Stanley Black & Decker	7,600	688
Toshiba Machine (JPY)	98,000	507
Vesuvius (GBP)	218,094	1,578
Wabtec	8,200	516
		10,885
Marine 0.1%		
Maersk (DKK)	517	4,740
Nippon Yusen Kabushiki Kaish (JPY)	93,000	295
		5,035
Professional Services 0.0%		
Robert Half International	10,100	394
Verisk Analytics, Class A (1)	1,100	72
		466
Road & Rail 0.6%		
Central Japan Railway (JPY)	55,900	7,178
J.B. Hunt Transport Services	11,400	832
Kansas City Southern	40,400	4,418
Union Pacific	64,748	10,058
		22,486

Trading Companies & Distributors 0.5%		
Fastenal	99,300	4,990
Mitsubishi (JPY) (2)	286,700	5,815
Mitsui (JPY) (2)	314,100	4,577
W. W. Grainger	8,300	2,172
		17,554
Total Industrials & Business Services		258,634
INFORMATION TECHNOLOGY 8.8%		
Communications Equipment 0.9%		
Alcatel-Lucent (EUR) (1)	691,294	2,476
Cisco Systems	673,175	15,766
Juniper Networks (1)	38,600	767
Motorola Solutions	15,300	909
QUALCOMM	202,895	13,667
		33,585
Computers & Peripherals 0.8%		
Apple	51,800	24,696
Dell	158,400	2,181
Wacom (JPY)	255,300	2,455
		29,332
Electronic Equipment, Instruments & Components 0.2%		
Hamamatsu Photonics (JPY)	83,200	3,140
Hosiden (JPY)	83,700	452
Nippon Electric Glass (JPY)	239,000	1,282
TE Connectivity	18,400	953
Trimble Navigation (1)	28,500	847
		6,674
Internet Software & Services 2.7%		
Akamai Technologies (1)	58,800	3,040
Baidu, ADR (1)	75,200	11,669

eBay (1)	226,700	12,648
Equinix (1)	5,500	1,010
Facebook (1)	194,862	9,790
Google, Class A (1)	45,600	39,941
Kakaku.com (JPY)	202,200	4,733
LinkedIn (1)	21,100	5,192
NAVER (KRW)	4,559	2,363
Rackspace Hosting (1)	11,600	612
Tencent Holdings (HKD)	140,300	7,359
VeriSign (1)	21,300	1,084
		99,441
IT Services 1.7%		
Accenture, Class A	43,200	3,181
Alliance Data Systems (1)	14,500	3,066
Automatic Data Processing	25,873	1,873
Cognizant Technology Solutions (1)	78,700	6,463
Fidelity National Information	25,300	1,175
Fiserv (1)	31,400	3,173
IBM	21,999	4,074
MasterCard, Class A	33,300	22,403
Visa, Class A	105,400	20,142
		65,550
Office Electronics 0.1%		
Canon (JPY)	107,400	3,432
		3,432
Semiconductor & Semiconductor Equipment 1.4%		
Altera	41,000	1,524
Applied Materials	260,775	4,574
ASML (EUR)	33,248	3,283
Atmel (1)	65,200	485
Avago Technologies	272,500	11,750
Broadcom, Class A	54,200	1,410
Intel	49,000	1,123

Micron Technology (1)	320,000	5,590
NXP Semiconductors (1)	88,500	3,293
Samsung Electronics (KRW)	4,927	6,267
Taiwan Semiconductor Manufacturing (TWD)	1,517,969	5,160
Texas Instruments	161,000	6,483
Tokyo Electron (JPY)	41,300	2,222
Xilinx	8,999	422
		53,586
Software 1.0%		
Autodesk (1)	77,500	3,191
Check Point Software Technologies (1)	18,800	1,063
Citrix Systems (1)	15,500	1,094
Intuit	800	53
Microsoft	387,265	12,900
Nintendo (JPY)	4,000	455
Oracle	201,700	6,690
Red Hat (1)	120,500	5,560
Salesforce.com (1)	137,500	7,138
		38,144
Total Information Technology		329,744
MATERIALS 3.1%		
Chemicals 2.1%		
Air Products & Chemicals	10,900	1,162
Airgas	2,700	286
Alent (GBP)	290,760	1,671
Asahi Kasei (JPY)	673,000	5,085
BASF (EUR)	64,015	6,140
Celanese, Class A	175,400	9,259
Dow Chemical	19,511	749
Ecolab	108,400	10,705
FMC	13,600	975
Lyondellbasell Industries, Class A	127,800	9,359

Paper & Forest Products 0.2%		
International Paper	204,070	9,142
		9,142
Total Materials		116,901
TELECOMMUNICATION SERVICES 1.8%		
Diversified Telecommunication Services 1.1%		
AT&T	361,262	12,218
Hutchison Telecommunications Hong Kong Holdings (HKD)	1,858,000	803
Nippon Telegraph & Telephone (JPY)	114,100	5,922
Telecom Italia (EUR)	5,582,308	3,707
Telefonica (EUR) (1)	320,890	4,997
Telstra (AUD)	574,804	2,665
Verizon Communications	120,000	5,599
Windstream Holdings (2)	338,300	2,706
Ziggo (EUR)	51,290	2,078
		40,695
Wireless Telecommunication Services 0.7%		
America Movil, ADR	234,100	4,638
Crown Castle International (1)	23,300	1,702
Softbank (JPY)	100,700	6,998
Vodafone, ADR	421,300	14,821
		28,159
Total Telecommunication Services		68,854
UTILITIES 2.0%		
Electric Utilities 0.7%		
American Electric Power	135,500	5,874
Entergy	75,199	4,752
Exelon	147,280	4,365
FirstEnergy	80,579	2,937

SSE (GBP)	340,404	8,123
		26,051
Independent Power Producers & Energy Traders 0.6%		
AES	800,600	10,640
Calpine (1)	42,300	822
NRG Energy	366,280	10,011
		21,473
Multi-Utilities 0.7%		
CenterPoint Energy	135,500	3,248
CMS Energy	20,600	542
Dominion Resources	3,600	225
E.ON (EUR)	311,883	5,548
GDF Suez (EUR)	156,033	3,920
MDU Resources	139,600	3,905
National Grid (GBP)	508,379	6,012
PG&E	118,700	4,857
Sempra Energy	900	77
Teco Energy	24,900	412
		28,746
Total Utilities		76,270
Total Common Stocks (Cost $1,407,593)		2,331,625
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Automobiles 0.2%		
Volkswagen (EUR)	38,483	9,072
Total Preferred Stocks (Cost $3,927)		9,072
CORPORATE BONDS 8.8%		
AbbVie, 1.75%, 11/6/17	1,500,000	1,489

ACE INA Holdings, 5.90%, 6/15/19	335,000	397
Actavis, 3.25%, 10/1/22	800,000	748
Aetna, 1.50%, 11/15/17	165,000	162
Agilent Technologies, 3.20%, 10/1/22	710,000	660
Alabama Power, 0.55%, 10/15/15	640,000	638
Allegheny Energy Supply, 6.75%, 10/15/39 (3)	190,000	184
Allstate, 5.55%, 5/9/35	1,000,000	1,111
Altria Group, 4.75%, 5/5/21	535,000	569
Amazon.Com, 0.65%, 11/27/15	1,160,000	1,156
AMB Property, 4.50%, 8/15/17	600,000	648
America Movil, 2.375%, 9/8/16	225,000	230
America Movil, 5.625%, 11/15/17	500,000	574
America Movil, 6.375%, 3/1/35	300,000	324
American Airlines, 4.95%, 7/15/24 (3)	1,025,000	1,028
American Express Centurion Bank, 0.875%, 11/13/15	1,100,000	1,099
American Express Credit, 2.125%, 7/27/18	1,675,000	1,685
American Honda Finance, 1.50%, 9/11/17 (3)	340,000	335
American Honda Finance, 3.50%, 3/16/15 (3)	400,000	415
American International Group, 3.00%, 3/20/15	1,100,000	1,132
American International Group, 4.125%, 2/15/24	870,000	870
American International Group, 4.25%, 9/15/14	525,000	542
American Tower, 3.40%, 2/15/19	770,000	759
Ameriprise Financial, 7.30%, 6/28/19	290,000	362
AmerisourceBergen, 3.50%, 11/15/21	95,000	96
Amgen, 1.875%, 11/15/14	405,000	410
Amgen, 5.75%, 3/15/40	325,000	337
Apache, 3.625%, 2/1/21	495,000	504
Apache, 4.75%, 4/15/43	1,000,000	942
Apple, 1.00%, 5/3/18	1,625,000	1,566
Arden Realty, 5.25%, 3/1/15	225,000	237

Arrow Electronics, 3.00%, 3/1/18	550,000	555
AT&T, 1.40%, 12/1/17	1,300,000	1,270
AT&T, 1.60%, 2/15/17	1,200,000	1,201
AT&T, 2.95%, 5/15/16	525,000	549
AT&T, 6.55%, 2/15/39	950,000	1,056
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,338
Australia & New Zealand Banking Group, 0.90%, 2/12/16	1,600,000	1,599
AutoZone, 4.00%, 11/15/20	825,000	844
AvalonBay Communities, 5.70%, 3/15/17	410,000	461
AvalonBay Communities, 5.75%, 9/15/16	530,000	596
Avon, 4.60%, 3/15/20	360,000	372
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,707
Bank of America, 1.50%, 10/9/15	1,100,000	1,106
Bank of America, 3.875%, 3/22/17	775,000	824
Bank of America, 4.10%, 7/24/23	1,325,000	1,316
Bank of Montreal, 2.375%, 1/25/19	1,600,000	1,603
Bank of New York Mellon, 0.70%, 10/23/15	1,100,000	1,098
Bank of New York Mellon, 1.70%, 11/24/14	550,000	558
Bank of New York Mellon, 5.45%, 5/15/19	450,000	519
Bank of Nova Scotia, 0.75%, 10/9/15	750,000	750
Bank of Nova Scotia, 1.375%, 7/15/16	1,050,000	1,062
Bank of Nova Scotia, 2.375%, 12/17/13	900,000	904
Bank of Tokyo-Mitsubishi, 1.55%, 9/9/16 (3)	1,700,000	1,711
Barclays Bank, 2.75%, 2/23/15	750,000	769
Barclays Bank, 5.00%, 9/22/16	290,000	321
Barclays Bank, 5.20%, 7/10/14	755,000	781
Barrick Gold, 1.75%, 5/30/14	565,000	567
Barrick Gold, 5.80%, 11/15/34	850,000	722
BB&T, 2.05%, 6/19/18	915,000	910
Beam, 1.75%, 6/15/18	1,350,000	1,323

Berkshire Hathaway, 1.55%, 2/9/18	1,500,000	1,488
BHP Billiton Finance, 2.05%, 9/30/18	1,650,000	1,652
BlackRock, 5.00%, 12/10/19	250,000	284
BNP Paribas, 2.70%, 8/20/18	1,340,000	1,357
BNP Paribas, 3.60%, 2/23/16	500,000	528
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,517
Boston Properties, 3.125%, 9/1/23	625,000	570
Boston Properties, 4.125%, 5/15/21	375,000	386
Boston Properties, 5.00%, 6/1/15	100,000	107
BP Capital Markets, 1.375%, 11/6/17	745,000	735
BPCE, 2.375%, 10/4/13 (3)	1,000,000	1,000
Brinker International, 2.60%, 5/15/18	155,000	155
Buckeye Partners, 6.05%, 1/15/18	300,000	341
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,221
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,260
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	743
Camden Property Trust, 2.95%, 12/15/22	565,000	518
Canadian Natural Resources, 6.45%, 6/30/33	500,000	566
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	246
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,132
Carnival, 1.20%, 2/5/16	640,000	636
Carpenter Technology, 4.45%, 3/1/23	790,000	774
Caterpillar, 6.05%, 8/15/36	100,000	116
Caterpillar Financial Services, 0.70%, 11/6/15	1,055,000	1,055
Caterpillar Financial Services, 1.375%, 5/20/14	1,000,000	1,007
Catholic Health Initiatives, 1.60%, 11/1/17	265,000	260
CC Holdings, 3.849%, 4/15/23	440,000	400
Celgene, 2.30%, 8/15/18	775,000	774
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	625,000	635
Chevron, 1.104%, 12/5/17	1,100,000	1,084

Chevron, 2.427%, 6/24/20	750,000	740
Church & Dwight, 3.35%, 12/15/15	170,000	177
Cisco Systems, 1.625%, 3/14/14	1,000,000	1,007
Citigroup, 1.25%, 1/15/16	940,000	939
Citigroup, 2.25%, 8/7/15	2,100,000	2,139
Citigroup, 5.375%, 8/9/20	1,600,000	1,790
Citigroup, 5.50%, 9/13/25	1,300,000	1,336
CME Group Index Services, 4.40%, 3/15/18 (3)	800,000	874
CMS Energy, 4.70%, 3/31/43	840,000	772
CNA Financial, 5.875%, 8/15/20	800,000	917
Comcast, 3.125%, 7/15/22	970,000	945
Commonwealth Bank of Australia, 1.95%, 3/16/15	645,000	658
Commonwealth Bank of Australia, 3.50%, 3/19/15 (3)	700,000	729
ConocoPhillips, 1.05%, 12/15/17	1,500,000	1,465
Continental Airlines, 4.75%, 7/12/22	258,708	272
Costco Wholesale, 0.65%, 12/7/15	705,000	705
Countrywide Financial, 6.25%, 5/15/16	708,000	783
Cox Communications, 2.95%, 6/30/23 (3)	1,800,000	1,561
Cox Communications, 6.25%, 6/1/18 (3)	300,000	341
Crown Castle Towers, 6.113%, 1/15/40 (3)	1,043,000	1,171
Daimler Finance North America, 1.45%, 8/1/16 (3)	1,000,000	1,000
Daimler Finance North America, 1.875%, 9/15/14 (3)	800,000	807
DCP Midstream, 4.75%, 9/30/21 (3)	570,000	583
DCP Midstream Operating, 2.50%, 12/1/17	585,000	581
DCP Midstream Operating, 3.875%, 3/15/23	555,000	507
DDR, 3.375%, 5/15/23	695,000	638
Delhaize Group, 6.50%, 6/15/17	400,000	454
Delta Air Lines, ETC, 4.95%, 5/23/19	229,968	245
Deutsche Bank London, 3.875%, 8/18/14	600,000	617
Devon Financing, 7.875%, 9/30/31	975,000	1,257

Diamond Offshore Drilling, 5.70%, 10/15/39	300,000	339
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	229
DIRECTV Holdings, 4.75%, 10/1/14	240,000	249
DIRECTV Holdings, 6.35%, 3/15/40	1,500,000	1,486
Discover Bank, 2.00%, 2/21/18	1,600,000	1,565
Discover Financial Services, 10.25%, 7/15/19	400,000	516
Discovery Communications, 5.625%, 8/15/19	400,000	458
DNB Bank, 3.20%, 4/3/17 (3)	1,250,000	1,311
Dominion Resources, 2.75%, 9/15/22	200,000	187
Dow Chemical, 4.25%, 11/15/20	525,000	549
Dow Chemical, 5.70%, 5/15/18	600,000	693
Duke Energy, 1.625%, 8/15/17	695,000	692
Duke Energy, 2.10%, 6/15/18	600,000	599
Eaton Vance, 3.625%, 6/15/23	750,000	732
EMC, 1.875%, 6/1/18	1,250,000	1,245
Enbridge Energy Partners, 5.50%, 9/15/40	600,000	583
EnCana, 5.90%, 12/1/17	1,000,000	1,148
Energy East, 6.75%, 9/15/33	1,000,000	1,054
Energy Transfer Partners, 5.20%, 2/1/22	1,245,000	1,315
Enterprise Products Operations, 4.85%, 8/15/42	475,000	445
Enterprise Products Operations, 4.85%, 3/15/44	1,000,000	930
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,050
Enterprise Products Operations, 6.30%, 9/15/17	195,000	226
EOG Resources, 2.625%, 3/15/23	500,000	462
EOG Resources, 6.875%, 10/1/18	500,000	614
ERAC USA Finance, 2.25%, 1/10/14 (3)	475,000	477
ERAC USA Finance, 2.75%, 3/15/17 (3)	410,000	418
ERAC USA Finance, 2.80%, 11/1/18 (3)	170,000	171
Express Scripts, 3.125%, 5/15/16	380,000	398
Express Scripts Holding, 2.75%, 11/21/14	1,000,000	1,022

Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,347
Fifth Third Bancorp, 1.45%, 2/28/18	1,200,000	1,164
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	336
Fifth Third Bancorp, 3.625%, 1/25/16	520,000	549
FirstEnergy, 2.75%, 3/15/18	750,000	728
FMR, 4.95%, 2/1/33 (3)	740,000	707
Ford Motor Credit, 1.70%, 5/9/16	1,800,000	1,801
Ford Motor Credit, 3.875%, 1/15/15	1,300,000	1,345
Ford Motor Credit, 5.75%, 2/1/21	600,000	662
Franklin Resources, 4.625%, 5/20/20	300,000	325
GATX, 4.85%, 6/1/21	1,000,000	1,033
GE Capital, 1.00%, 12/11/15	1,200,000	1,202
GE Capital, 1.625%, 4/2/18	850,000	838
GE Capital, 5.30%, 2/11/21	810,000	881
GE Capital, 5.50%, 1/8/20	250,000	284
GE Capital, 5.625%, 5/1/18	1,625,000	1,865
GE Capital, 6.875%, 1/10/39	600,000	735
General Mills, 0.875%, 1/29/16	325,000	325
General Mills, 5.70%, 2/15/17	900,000	1,024
GoldCorp, 2.125%, 3/15/18	465,000	454
Goldman Sachs, 2.90%, 7/19/18	800,000	807
Goldman Sachs, 3.30%, 5/3/15	875,000	905
Goldman Sachs, 3.70%, 8/1/15	770,000	804
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,328
Goldman Sachs, 5.75%, 1/24/22	380,000	422
Goldman Sachs, 6.00%, 5/1/14	245,000	253
Goldman Sachs, 6.75%, 10/1/37	700,000	728
Goldman Sachs Capital I, 6.345%, 2/15/34	1,025,000	991
Grain Spectrum Funding, 4.00%, 10/10/18 (3)	2,300,000	2,300
Grupo Bimbo, 4.50%, 1/25/22 (3)	100,000	101

GTP Acquisition Partners, 2.364%, 5/15/43 (3)	1,485,000	1,448
GTP Acquisition Partners, 4.347%, 6/15/41 (3)	165,000	175
Harley Davidson Financial Services, 2.70%, 3/15/17 (3)	500,000	510
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	943
Heathrow Funding, 2.50%, 6/25/17 (3)	310,000	315
Heathrow Funding, 4.875%, 7/15/23 (3)	935,000	984
Heineken, 0.80%, 10/1/15 (3)	540,000	539
Hewlett-Packard, 1.55%, 5/30/14	750,000	755
Hewlett-Packard, 2.20%, 12/1/15	900,000	916
Holcim, 5.15%, 9/12/23 (3)	1,200,000	1,232
Holcim, 6.00%, 12/30/19 (3)	800,000	909
Home Depot, 5.40%, 3/1/16	525,000	582
Hospitality Properties Trust, 7.875%, 8/15/14	575,000	590
Howard Hughes Medical Institute, 3.50%, 9/1/23	1,280,000	1,270
HSBC Bank, 1.50%, 5/15/18 (3)	1,500,000	1,459
HSBC Bank USA, 4.625%, 4/1/14	225,000	229
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,015
HSBC USA, 2.375%, 2/13/15	455,000	465
Hyatt Hotels, 3.375%, 7/15/23	275,000	257
Hyundai Capital America, 2.125%, 10/2/17 (3)	680,000	679
Hyundai Capital America, 3.75%, 4/6/16 (3)	450,000	473
Hyundai Capital Services, 3.50%, 9/13/17 (3)	530,000	552
Hyundai Capital Services, 4.375%, 7/27/16 (3)	200,000	214
IBM, 0.55%, 2/6/15	660,000	661
IBM, 1.25%, 2/8/18	1,400,000	1,377
IBM, 6.50%, 1/15/28	100,000	125
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,037
Imperial Tobacco Finance, 2.05%, 2/11/18 (3)	1,680,000	1,644
ING U.S., VR, 2.90%, 2/15/18	1,060,000	1,067
Interpublic Group of Companies, 2.25%, 11/15/17	725,000	718

Interpublic Group of Companies, 4.00%, 3/15/22	450,000	437
Invesco Finance, 3.125%, 11/30/22	480,000	450
Jefferies Group, 5.875%, 6/8/14	390,000	403
Jefferies Group, 6.25%, 1/15/36	650,000	620
John Deere Capital, 1.70%, 1/15/20	845,000	798
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,330
JPMorgan Chase, 1.125%, 2/26/16	1,500,000	1,498
JPMorgan Chase, 1.625%, 5/15/18	1,150,000	1,112
JPMorgan Chase, 2.00%, 8/15/17	655,000	658
JPMorgan Chase, 2.05%, 1/24/14	1,350,000	1,357
JPMorgan Chase, 3.375%, 5/1/23	595,000	539
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,093
JPMorgan Chase, 4.65%, 6/1/14	600,000	616
Kaiser Permanente, 3.50%, 4/1/22	625,000	612
Kansas City Southern de Mexico, 3.00%, 5/15/23 (3)	505,000	466
Kansas Gas & Electric, 6.70%, 6/15/19 (3)	280,000	344
KeyCorp, 3.75%, 8/13/15	600,000	630
Kilroy Realty, 5.00%, 11/3/15	900,000	968
Kinder Morgan Energy Partners, 3.95%, 9/1/22	1,000,000	979
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	1,075
L-3 Communications, 4.95%, 2/15/21	500,000	528
Liberty Mutual Insurance, 4.25%, 6/15/23 (3)	410,000	399
Life Technologies, 3.50%, 1/15/16	1,100,000	1,144
Lloyds TSB Bank, 4.875%, 1/21/16	600,000	648
Lloyds TSB Bank, 6.50%, 9/14/20 (3)	800,000	881
Lubrizol, 5.50%, 10/1/14	1,000,000	1,051
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	185
Manufacturers & Traders Trust Company VR, 5.585%, 12/28/20	834,000	838
Marathon Oil, 0.90%, 11/1/15	610,000	610

Marathon Oil, 6.00%, 10/1/17	700,000	805
Marsh & McLennan Companies, 2.55%, 10/15/18	495,000	498
MassMutual Global Funding II, 2.10%, 8/2/18 (3)	1,600,000	1,600
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,251
McDonald's, 4.875%, 7/15/40	800,000	842
McKesson, 6.00%, 3/1/41	900,000	1,046
Merrill Lynch, 6.11%, 1/29/37	900,000	933
Merrill Lynch, 6.50%, 7/15/18	1,575,000	1,838
Merrill Lynch, 6.75%, 6/1/28	700,000	789
MetLife, 6.75%, 6/1/16	290,000	332
MetLife Global Funding I, 1.70%, 6/29/15 (3)	805,000	817
Microsoft, 0.875%, 11/15/17	285,000	280
Mondelez International, 5.375%, 2/10/20	600,000	679
Morgan Stanley, 1.75%, 2/25/16	1,550,000	1,558
Morgan Stanley, 2.125%, 4/25/18	1,100,000	1,072
Morgan Stanley, 2.875%, 1/24/14	700,000	705
Morgan Stanley, 4.00%, 7/24/15	700,000	731
Morgan Stanley, 4.75%, 3/22/17	1,175,000	1,274
Morgan Stanley, 6.25%, 8/9/26	755,000	845
Morgan Stanley, 6.625%, 4/1/18	750,000	871
Motorola Solutions, 3.50%, 3/1/23	465,000	435
Nabors Industries, 2.35%, 9/15/16 (3)	265,000	268
Nabors Industries, 5.00%, 9/15/20	250,000	262
National Australia Bank, 1.30%, 7/25/16	1,700,000	1,709
National Bank of Canada, 1.45%, 11/7/17	1,100,000	1,082
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	705
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	280,000	297
NBC Universal, 1.974%, 4/15/19 (3)	855,000	832
NBC Universal, 3.65%, 4/30/15	1,000,000	1,048
NBC Universal, 4.45%, 1/15/43	800,000	738

Nevada Power, 5.875%, 1/15/15	500,000	533
New York Life Global Funding, 1.30%, 1/12/15 (3)	975,000	984
New York Life Global Funding, 1.30%, 10/30/17 (3)	1,150,000	1,127
Newcrest Finance, 4.20%, 10/1/22 (3)	980,000	814
News America, 4.50%, 2/15/21	475,000	507
News America, 6.20%, 12/15/34	500,000	542
NiSource Finance, 4.45%, 12/1/21	600,000	616
NiSource Finance, 4.80%, 2/15/44	1,400,000	1,240
NiSource Finance, 6.125%, 3/1/22	220,000	247
Noble Energy, 4.15%, 12/15/21	425,000	443
Noble Holding International, 3.05%, 3/1/16	250,000	258
Nordea Bank, 1.625%, 5/15/18 (3)	1,600,000	1,559
Nordea Bank, 2.125%, 1/14/14 (3)	760,000	764
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,045
Norfolk Southern, 7.80%, 5/15/27	19,000	25
Northern Trust, 2.375%, 8/2/22	1,100,000	1,026
Northern Trust, 4.625%, 5/1/14	235,000	241
Northern Trust, 6.50%, 8/15/18	250,000	301
NSTAR Electric, 2.375%, 10/15/22	565,000	522
NuStar Logistics, 4.80%, 9/1/20	400,000	377
O'Reilly Automotive, 3.80%, 9/1/22	370,000	363
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,065
Occidental Petroleum, 4.125%, 6/1/16	540,000	584
Odebrecht Finance, 4.375%, 4/25/25 (3)	1,600,000	1,392
Odebrecht Offshore Drilling Finance, 6.75%, 10/1/22 (3)	990,000	1,017
Omnicom Group, 6.25%, 7/15/19	960,000	1,118
ONEOK Partners, 3.20%, 9/15/18	125,000	127
Oracle, 1.20%, 10/15/17	1,100,000	1,080
Oracle, 3.75%, 7/8/14	750,000	770
PACCAR Financial, 0.70%, 11/16/15	1,500,000	1,501

PACCAR Financial, 1.60%, 3/15/17	460,000	459
PacifiCorp, 3.85%, 6/15/21	900,000	945
Partners Healthcare, 3.443%, 7/1/21	1,150,000	1,148
Penske Truck Leasing, 2.875%, 7/17/18 (3)	235,000	235
PepsiCo, 0.70%, 2/26/16	1,350,000	1,344
Pernod Ricard, 2.95%, 1/15/17 (3)	825,000	854
Petro-Canada, 6.80%, 5/15/38	165,000	196
Philip Morris International, 2.50%, 5/16/16	1,000,000	1,041
Phillips 66, 2.95%, 5/1/17	685,000	711
Plains All American Pipeline, 5.75%, 1/15/20	900,000	1,023
PNC Funding, 3.30%, 3/8/22	1,100,000	1,074
PNC Funding, 6.70%, 6/10/19	590,000	712
PPL Capital Funding, 1.90%, 6/1/18	190,000	187
Praxair, 4.625%, 3/30/15	1,000,000	1,063
Principal Life Global Funding II, 1.00%, 12/11/15 (3)	820,000	822
Principal Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	1,097
Progress Energy, 4.40%, 1/15/21	450,000	475
Providence Health & Services, 4.379%, 10/1/23	1,310,000	1,344
Prudential Financial, 5.40%, 6/13/35	1,000,000	1,033
Public Service Company of Colorado, 3.20%, 11/15/20	325,000	334
Raymond James Financial, 4.25%, 4/15/16	370,000	391
RCI Banque, 3.40%, 4/11/14 (3)	560,000	565
RCI Banque, 4.60%, 4/12/16 (3)	300,000	313
Regency Centers, 5.875%, 6/15/17	1,225,000	1,370
Regions Financial, 5.75%, 6/15/15	310,000	332
Reinsurance Group of America, 5.00%, 6/1/21	630,000	675
Reliance Holdings, 5.40%, 2/14/22 (3)	650,000	653
Republic Services, 5.50%, 9/15/19	400,000	453
Reynolds American, 1.05%, 10/30/15	190,000	190
Rio Tinto Finance, 1.375%, 6/17/16	1,700,000	1,701

Roper Industries, 1.85%, 11/15/17	145,000	144
Roper Industries, 2.05%, 10/1/18	595,000	584
Roper Industries, 6.25%, 9/1/19	300,000	350
Rowan Companies, 5.00%, 9/1/17	560,000	610
Royal Bank of Canada, 0.80%, 10/30/15	1,100,000	1,100
Royal Bank of Canada, 2.20%, 7/27/18	600,000	603
Royal Bank of Canada, 2.875%, 4/19/16	1,000,000	1,048
Royal Bank of Scotland, 2.55%, 9/18/15	750,000	766
Royal Bank of Scotland, 5.625%, 8/24/20	750,000	829
SABMiller, 6.50%, 7/15/18 (3)	350,000	417
SABMiller Holdings, 2.45%, 1/15/17 (3)	600,000	615
SBA Tower Trust, 3.598%, 4/15/43 (3)	1,140,000	1,109
SBA Tower Trust, 4.254%, 4/15/40 (3)	940,000	958
Schlumberger, 2.65%, 1/15/16 (3)	1,100,000	1,138
Sempra Energy, 2.30%, 4/1/17	1,000,000	1,020
Sempra Energy, 6.50%, 6/1/16	475,000	540
Sherwin Williams, 1.35%, 12/15/17	880,000	866
Simon Property Group, 2.15%, 9/15/17	900,000	914
Simon Property Group, 4.20%, 2/1/15	340,000	353
SLM Corporation, 3.875%, 9/10/15	1,150,000	1,173
Societe Generale, 2.50%, 1/15/14 (3)	595,000	596
Southeast Supply Header, 4.85%, 8/15/14 (3)	250,000	257
Southern Company, 2.45%, 9/1/18	1,300,000	1,316
Southern Company, 4.15%, 5/15/14	135,000	138
Spectra Energy Capital, 3.30%, 3/15/23	1,075,000	963
Spectra Energy Capital, 5.65%, 3/1/20	165,000	181
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,176
State Street, 3.10%, 5/15/23	265,000	247
Stryker, 1.30%, 4/1/18	1,200,000	1,176
Sumitomo Mitsui Banking, 2.50%, 7/19/18	1,270,000	1,285

Suncor Energy, 6.10%, 6/1/18	850,000	997
Svenska Handelsbanken, 1.625%, 3/21/18	1,300,000	1,279
Svenska Handelsbanken, 4.875%, 6/10/14 (3)	625,000	643
Talisman Energy, 3.75%, 2/1/21	555,000	542
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,183
Teck Resources, 6.00%, 8/15/40	975,000	907
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,005
Telecom Italia Capital, 6.175%, 6/18/14	500,000	515
Telefonica Emisiones, 3.992%, 2/16/16	315,000	327
The Travelers Companies, 6.25%, 6/15/37	750,000	916
Thomson Reuters, 0.875%, 5/23/16	470,000	467
Thomson Reuters, 6.50%, 7/15/18	400,000	471
Time Warner, 6.875%, 6/15/18	455,000	547
Time Warner Entertainment, 8.375%, 3/15/23	750,000	880
Toronto-Dominion Bank, 1.40%, 4/30/18	800,000	783
Toronto-Dominion Bank, 2.375%, 10/19/16	800,000	828
Toyota Capital International, 1.50%, 2/17/17	500,000	504
Toyota Motor Credit, 1.00%, 2/17/15	950,000	958
Toyota Motor Credit, 2.80%, 1/11/16	800,000	835
Transatlantic Holdings, 5.75%, 12/14/15	500,000	545
TransCanada Pipelines, 0.875%, 3/2/15	110,000	110
TransCanada Pipelines, 2.50%, 8/1/22	900,000	827
Transocean, 7.50%, 4/15/31	1,425,000	1,593
Turlock, 1.50%, 11/2/17 (3)	140,000	138
Tyson Foods, 4.50%, 6/15/22	200,000	206
UBS Stamford, 4.875%, 8/4/20	250,000	279
UnitedHealth Group, 0.85%, 10/15/15	175,000	175
UnitedHealth Group, 4.70%, 2/15/21	835,000	913
Unum Group, 5.625%, 9/15/20	200,000	220
Unum Group, 5.75%, 8/15/42	780,000	811

Vale Overseas, 6.25%, 1/23/17	2,040,000	2,297
Valero Energy, 6.125%, 6/15/17	500,000	573
Ventas Realty, 1.55%, 9/26/16	695,000	696
Ventas Realty, 2.00%, 2/15/18	450,000	441
Ventas Realty, 3.125%, 11/30/15	260,000	272
Verizon Communications, 3.65%, 9/14/18	750,000	791
Verizon Communications, 6.40%, 9/15/33	1,385,000	1,540
Vivendi, 2.40%, 4/10/15 (3)	810,000	820
Vodafone, 5.375%, 1/30/15	600,000	636
Vodafone, 5.625%, 2/27/17	425,000	477
Volkswagen International Finance, 1.625%, 3/22/15 (3)	850,000	857
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,685
Wal-Mart Stores, 5.25%, 9/1/35	250,000	268
Wal-Mart Stores, 6.20%, 4/15/38	325,000	388
WEA Finance, 4.625%, 5/10/21 (3)	625,000	661
Weatherford International, 4.50%, 4/15/22	375,000	371
Weatherford International, 6.75%, 9/15/40	500,000	518
WellPoint, 1.875%, 1/15/18	290,000	288
Wells Fargo, 1.25%, 2/13/15	700,000	706
Wells Fargo, 1.25%, 7/20/16	1,750,000	1,750
Wells Fargo, 5.625%, 12/11/17	800,000	919
Wesfarmers, 1.874%, 3/20/18 (3)	1,300,000	1,278
Wesfarmers, 2.983%, 5/18/16 (3)	290,000	302
Western Gas Partners, 4.00%, 7/1/22	545,000	530
Westpac Banking, 1.60%, 1/12/18	1,200,000	1,186
Westpac Banking, 2.25%, 7/30/18	1,025,000	1,032
Westpac Banking, 4.20%, 2/27/15	700,000	735
Williams Partners, 5.25%, 3/15/20	775,000	838
Xerox, 2.95%, 3/15/17	160,000	165
Xerox, 8.25%, 5/15/14	465,000	486

Zoetis, 1.875%, 2/1/18 (3)	135,000	134
Total Corporate Bonds (Cost $323,061)		329,560

ASSET-BACKED SECURITIES 1.1%

Ally Auto Receivables Trust Series 2011-2, Class A4 1.98%, 4/15/16	1,720,000	1,738
Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,000,000	2,019
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	2,140,000	2,115
American Express Credit Account Master Trust Series 2012-5, Class C 1.07%, 5/15/18 (3)	350,000	348
American Express Credit Account Master Trust Series 2013-1, Class A, VR 0.602%, 2/16/21	2,115,000	2,115
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	290,000	289
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	1,620,000	1,587
Avis Budget Car Rental Series 2013-1A, Class A 1.92%, 9/20/19 (3)	2,335,000	2,288
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,387
Capital Auto Receivables Asset Trust Series 2013-1, Class B 1.29%, 4/20/18	200,000	197
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/18	210,000	207

CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	2,065,000	2,096
CarMax Auto Owner Trust Series 2013-3, Class A3 0.97%, 4/16/18	1,060,000	1,062
CKE Restaurants Holdings Series 2013-1A, Class A2 4.474%, 3/20/43 (3)	2,391,925	2,385
Domino's Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (3)	1,363,613	1,464
Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (3)	450,000	447
Ford Credit Auto Lease Trust Series 2012-B, Class C 1.50%, 3/15/17 (3)	560,000	559
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	2,225,000	2,240
Ford Credit Auto Owner Trust Series 2013-C, Class A4 1.25%, 10/15/18	230,000	230
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	2,145,000	2,152
GE Dealer Floorplan Master Note Trust Series 2012-4, Class A, VR 0.62%, 10/20/17	1,190,000	1,191
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (3)	208,452	209
GE Equipment Small Ticket Series 2013-1A, Class A3 1.02%, 2/24/17 (3)	650,000	651
Honda Auto Receivables Owner Trust Series 2011-2, Class A4 1.55%, 8/18/17	990,000	999

Hyundai Auto Receivables Trust Series 2011-A, Class A4 1.78%, 12/15/15	1,755,000	1,771
Hyundai Auto Receivables Trust Series 2011-B, Class A4 1.65%, 2/15/17	1,030,000	1,041
John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	830,000	839
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (3)	544,641	545
Mercedes-Benz Auto Lease Trust Series 2011-B, Class A4 1.24%, 7/17/17 (3)	1,345,000	1,346
Nissan Auto Receivables Owner Trust Series 2013-B, Class A3 0.84%, 11/15/17	930,000	932
Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (3)	1,800,000	1,851
World Omni Master Owner Trust Series 2013-1, Class A, VR 0.532%, 2/15/18 (3)	1,960,000	1,958
Total Asset-Backed Securities (Cost $41,698)		42,258

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.3%

Banc of America Commercial Mortgage Series 2005-1, Class A5, ARM 5.44%, 11/10/42	530,000	554
Banc of America Commercial Mortgage Series 2007-4, Class A4, ARM 5.934%, 2/10/51	1,275,000	1,426
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	4,050,000	4,438

Banc of America Commercial Mortgage Series 2008-1, Class A4, ARM 6.395%, 2/10/51	790,000	904
Banc of America Mortgage Securities Series 2004-I, Class 3A2, ARM 2.863%, 10/25/34	73,590	74
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, ARM 5.856%, 9/11/38	4,300,000	4,726
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,054,532	2,066
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,038,260	1,088
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class A1 1.378%, 9/10/46	1,640,000	1,640
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	4,716
Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	1,970,100	2,039
Commercial Mortgage PTC Series 2007-C9, Class A4, ARM 5.993%, 12/10/49	1,425,000	1,621
FREMF Mortgage Trust Series 2012-K711, Class B, ARM 3.684%, 8/25/45 (3)	1,825,000	1,759
FREMF Mortgage Trust Series 2013-K24, Class B, ARM 3.623%, 11/25/45 (3)	800,000	712
FREMF Mortgage Trust Series 2013-K26, Class B, ARM 3.723%, 12/25/45 (3)	285,000	255
FREMF Mortgage Trust Series 2013-K31, Class B, ARM 3.738%, 7/25/46 (3)	2,650,000	2,323

Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	216,741	225
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, ARM 5.481%, 12/12/44	4,400,000	4,733
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	3,215,000	3,536
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4, ARM 5.794%, 2/12/51	1,350,000	1,525
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	670,000	753
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	1,490,000	1,408
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.32%, 4/15/41	270,000	303
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	965,000	1,043
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	44,270	44
Sequoia Mortgage Trust Series 2013-6, Class A1, CMO, ARM 2.50%, 5/25/43	1,774,424	1,587
Sequoia Mortgage Trust Series 2013-7, Class A2, CMO, ARM 3.00%, 6/25/43	738,511	688
WF-RBS Commercial Mortgage Trust Series 2013-C15, Class A1 1.264%, 8/15/46	2,253,356	2,251
Total Non-U.S. Government Mortgage-Backed Securities (Cost $48,206)		48,437

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.6%

U.S. Government Agency Obligations 6.2% (4)

Federal Home Loan Mortgage		
1.426%, 8/25/17	2,520,000	2,529
1.671%, 9/25/19	2,076,645	2,096
1.749%, 2/25/22	4,695,025	4,593
1.785%, 9/25/22	2,192,667	2,131
1.875%, 4/25/22	4,935,302	4,836
2.50%, 5/1/28	924,172	931
3.00%, 12/1/42 - 3/1/43	14,784,592	14,410
3.50%, 11/1/42 - 5/1/43	6,765,548	6,875
4.00%, 1/1/25 - 12/1/41	5,018,237	5,287
4.50%, 10/1/39 - 10/1/40	15,299,457	16,290
5.00%, 12/1/35 - 8/1/40	5,091,746	5,542
5.50%, 3/1/18 - 12/1/39	1,581,742	1,705
6.00%, 9/1/17 - 8/1/38	238,696	260
6.50%, 8/1/32	50,099	55
7.00%, 6/1/32	39,354	43
Federal Home Loan Mortgage, ARM		
2.478%, 7/1/35	297,634	314
2.633%, 2/1/35	482,014	513
2.687%, 2/1/37	335,935	359
5.911%, 12/1/36	225,995	236
5.959%, 10/1/36	157,330	169
6.096%, 10/1/36	185,177	195
6.128%, 11/1/36	97,293	103
6.239%, 8/1/36	73,217	77
Federal Home Loan Mortgage, CMO, VR		
0.632%, 5/15/36	365,750	367

0.682%, 8/15/41	2,061,257	2,073
Federal National Mortgage Assn.		
2.00%, 8/1/28	2,826,268	2,768
2.50%, 12/1/27 - 1/1/28	3,280,334	3,303
3.00%, 1/1/27 - 5/1/43	24,671,959	24,230
3.50%, 4/1/27 - 12/1/42	14,139,394	14,466
4.00%, 1/1/26 - 12/1/41	26,976,349	28,348
4.50%, 5/1/19 - 12/1/41	15,671,757	16,733
5.00%, 4/1/18 - 7/1/41	16,304,029	17,705
5.50%, 1/1/17 - 2/1/40	16,238,051	17,803
6.00%, 10/1/13 - 5/1/42	15,372,698	16,928
6.50%, 5/1/14 - 11/1/37	2,349,464	2,608
7.00%, 9/1/25 - 4/1/32	106,121	121
7.50%, 9/1/26	1,452	2
8.00%, 8/1/24 - 7/1/26	8,166	9
Federal National Mortgage Assn., ARM		
2.328%, 7/1/35	230,205	243
2.757%, 1/1/37	258,651	276
5.864%, 9/1/36	71,639	77
Federal National Mortgage Assn., TBA		
3.50%, 1/1/26 - 1/1/41	11,202,000	11,644
4.50%, 1/1/35	3,089,000	3,299
U.S. Department of Veterans Affairs, Vendee Mortgage Trust CMO, VR, 9.588%, 3/15/25	26,561	30
		232,582
U.S. Government Obligations 2.4%		
Government National Mortgage Assn.		
2.50%, 5/20/27 - 2/20/43	15,754,043	15,525
3.00%, 6/20/27 - 6/20/43	21,664,663	21,852
3.50%, 9/15/41 - 5/20/43	6,339,549	6,536

4.00%, 10/15/40 - 8/20/42	11,639,786	12,361
4.50%, 11/20/39 - 3/20/41	10,172,493	10,999
5.00%, 9/15/39 - 8/20/41	4,241,771	4,650
5.50%, 2/20/34 - 2/20/36	681,059	762
6.00%, 2/15/14 - 7/20/39	452,913	503
6.50%, 6/15/23 - 4/15/29	195,927	222
7.00%, 12/15/23 - 3/15/31	166,910	180
7.50%, 1/15/23 - 1/15/27	118,081	125
8.00%, 11/15/17 - 11/15/25	87,310	95
8.50%, 2/15/17 - 6/20/26	61,391	67
9.00%, 2/15 - 6/20/20	50,382	53
9.50%, 8/15/20 - 8/20/22	16,541	17
10.00%, 8/20/19 - 1/20/20	419	—
11.00%, 10/15/15 - 1/15/16	5,295	5
11.50%, 1/15 - 11/15/15	14,716	15
Government National Mortgage Assn., ARM, 1.75%, 8/20/23	3,337	3
Government National Mortgage Assn., TBA		
3.00%, 1/1/42	1,318,000	1,299
3.50%, 1/1/42	15,960,000	16,451
		91,720
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $322,939)		324,302

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 8.1%

U.S. Government Agency Obligations 0.6% (4)

Federal Home Loan Mortgage, 0.50%, 4/17/15	5,600,000	5,622
Federal National Mortgage Assn., 0.875%, 10/26/17	3,775,000	3,721
Federal National Mortgage Assn., 1.25%, 9/28/16	4,200,000	4,262
Federal National Mortgage Assn., 1.25%, 1/30/17	4,450,000	4,500
Federal National Mortgage Assn., 2.375%, 4/11/16	1,100,000	1,150

Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,354
		21,609
U.S. Treasury Obligations 7.5%		
U.S. Treasury Bonds, 3.125%, 11/15/41	13,650,000	12,304
U.S. Treasury Bonds, 3.50%, 2/15/39	795,000	779
U.S. Treasury Bonds, 3.625%, 8/15/43	8,200,000	8,104
U.S. Treasury Bonds, 4.375%, 11/15/39	6,775,000	7,666
U.S. Treasury Bonds, 4.50%, 5/15/38	2,800,000	3,229
U.S. Treasury Bonds, 4.625%, 2/15/40	2,830,000	3,327
U.S. Treasury Bonds, 4.75%, 2/15/41	3,350,000	4,013
U.S. Treasury Bonds, 5.25%, 2/15/29	1,775,000	2,219
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	265
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	868
U.S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	7,514
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	139
U.S. Treasury Bonds, 8.125%, 8/15/19	7,250,000	9,901
U.S. Treasury Notes, 0.25%, 3/31/15	10,000,000	10,006
U.S. Treasury Notes, 0.625%, 8/31/17	6,000,000	5,908
U.S. Treasury Notes, 0.75%, 12/31/17	8,800,000	8,653
U.S. Treasury Notes, 0.75%, 3/31/18	15,000,000	14,684
U.S. Treasury Notes, 0.875%, 1/31/17	33,800,000	33,890
U.S. Treasury Notes, 1.00%, 9/30/16	14,260,000	14,411
U.S. Treasury Notes, 1.25%, 8/31/15	13,000,000	13,234
U.S. Treasury Notes, 1.625%, 11/15/22	2,350,000	2,176
U.S. Treasury Notes, 1.75%, 5/31/16	8,475,000	8,748
U.S. Treasury Notes, 1.75%, 5/15/22	500,000	474
U.S. Treasury Notes, 2.00%, 2/15/22	26,560,000	25,830
U.S. Treasury Notes, 2.00%, 2/15/23	800,000	762
U.S. Treasury Notes, 2.125%, 5/31/15	17,800,000	18,351

U.S. Treasury Notes, 2.125%, 2/29/16	22,210,000	23,112
U.S. Treasury Notes, 2.125%, 8/15/21	11,205,000	11,116
U.S. Treasury Notes, 2.50%, 3/31/15	75,000	77
U.S. Treasury Notes, 2.625%, 8/15/20	2,050,000	2,140
U.S. Treasury Notes, 2.75%, 11/30/16 (5)	7,000,000	7,444
U.S. Treasury Notes, 2.75%, 2/15/19	2,000,000	2,128
U.S. Treasury Notes, 3.50%, 2/15/18 (5)	4,900,000	5,384
U.S. Treasury Notes, 3.625%, 2/15/20	850,000	944
U.S. Treasury Notes, 3.75%, 11/15/18	5,000,000	5,580
U.S. Treasury Notes, 4.00%, 8/15/18	1,100,000	1,241
U.S. Treasury Notes, 4.25%, 8/15/15	875,000	939
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	997
U.S. Treasury Notes, 4.75%, 8/15/17	1,550,000	1,772
		280,329
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $295,857)		301,938

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%

Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,040
CNOOC Curtis Funding, 4.50%, 10/3/23 (3)	900,000	912
CNOOC Finance 2013, 3.00%, 5/9/23	1,390,000	1,252
Codelco, 3.00%, 7/17/22 (3)	1,100,000	1,008
Codelco, 3.75%, 11/4/20 (3)	475,000	474
Ecopetrol, 4.25%, 9/18/18	1,635,000	1,686
European Investment Bank, 1.375%, 10/20/15	900,000	917
European Investment Bank, 3.125%, 6/4/14	1,200,000	1,223
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	508
Export-Import Bank of India, 4.00%, 8/7/17	200,000	201
Export-Import Bank of India, 4.00%, 1/14/23	1,080,000	925

Government of Bermuda, 4.138%, 1/3/23 (3)	615,000	593
Government of Bermuda, 4.854%, 2/6/24 (3)	1,305,000	1,299
Government of Bermuda, 5.603%, 7/20/20 (3)	300,000	323
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,164
Hydro-Quebec, 8.40%, 1/15/22	200,000	268
Inter-American Development Bank, 3.875%, 9/17/19	700,000	778
International Bank for Reconstruction & Development 0.50%, 11/26/13	495,000	495
International Finance, 2.25%, 4/11/16	1,400,000	1,457
IPIC GMTN, 3.75%, 3/1/17 (3)	1,000,000	1,062
KfW, 1.25%, 10/26/15	2,150,000	2,178
KfW, 1.25%, 2/15/17	800,000	807
KfW, 4.875%, 6/17/19	1,000,000	1,163
Landwirtschaftliche Rentenbank, 2.125%, 7/15/16	1,200,000	1,244
Mubadala, 5.75%, 5/6/14 (3)	310,000	319
Pertamina, 5.625%, 5/20/43	1,800,000	1,413
Petrobras Global Finance, 3.00%, 1/15/19	120,000	113
Petrobras Global Finance, 5.625%, 5/20/43	900,000	758
Petrobras International Finance, 2.875%, 2/6/15	1,125,000	1,144
Petrobras International Finance, 5.875%, 3/1/18	750,000	807
Petroleos Mexicanos, 3.50%, 7/18/18	1,125,000	1,142
Petroleos Mexicanos, 3.50%, 1/30/23	460,000	419
Petroleos Mexicanos, 5.50%, 6/27/44	680,000	621
Petroleos Mexicanos, 6.00%, 3/5/20	1,050,000	1,171
Province of British Columbia, 2.10%, 5/18/16	350,000	363
Province of British Columbia, 2.85%, 6/15/15	825,000	860
Province of Manitoba, 1.30%, 4/3/17	1,080,000	1,094
Province of New Brunswick, 2.75%, 6/15/18	1,400,000	1,474
Province of Nova Scotia, 5.125%, 1/26/17	800,000	907
Province of Ontario, 1.20%, 2/14/18	1,275,000	1,256

Province of Ontario, 1.375%, 1/27/14	1,500,000	1,506
Province of Quebec, 3.50%, 7/29/20	750,000	787
Republic of Brazil, 5.875%, 1/15/19	1,950,000	2,216
Republic of South Africa, 5.50%, 3/9/20	300,000	324
Republic of South Africa, 5.875%, 9/16/25	495,000	522
Republic of South Africa, 6.50%, 6/2/14	250,000	259
Russian Federation, FRN, 7.50%, 3/31/30 (3)	1,215,500	1,435
Statoil, 1.20%, 1/17/18	500,000	491
Swedish Export Credit, 1.75%, 10/20/15	800,000	819
United Mexican States, 5.95%, 3/19/19	500,000	580
Total Foreign Government Obligations & Municipalities (Cost $44,351)		45,777
MUNICIPAL SECURITIES 0.7%		
California 0.1%		
California, Build America, 7.625%, 3/1/40	1,000,000	1,308
Los Angeles Airport, Build America, 7.053%, 5/15/40	1,000,000	1,176
Univ. of California Regents, 4.601%, 5/15/31 (6)	1,625,000	1,636
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	823
		4,943
Colorado 0.0%		
Denver School Dist. No. 1, COP, 4.242%, 12/15/37	760,000	697
		697
Florida 0.1%		
Florida Hurricane Catastrophe Fund Fin. Corp., 2.107%, 7/1/18	1,700,000	1,659
		1,659
Illinois 0.1%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	855
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	100,000	93

Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	470,000	538
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	500,000	543
		2,029
Maryland 0.1%		
Maryland HHEFA, Univ. of Maryland Medical, 4.665%, 7/1/36	1,800,000	1,652
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	350,000	388
		2,040
New Jersey 0.0%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	415,000	540
		540
New York 0.1%		
Dormitory Auth. of the State of New York, Build America 5.628%, 3/15/39	1,300,000	1,410
Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	700,000	744
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	240,000	315
New York City Municipal Water Fin. Auth., Build America 6.011%, 6/15/42	245,000	285
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	950,000	1,048
		3,802
Ohio 0.0%		
JobsOhio Beverage System, Liquid Profit, 3.985%, 1/1/29	1,225,000	1,141
		1,141
Oregon 0.0%		
Oregon DOT, Build America, 5.834%, 11/15/34	375,000	435
		435

Total Investments in Securities	
101.3% of Net Assets (Cost $2,856,424)	**$ 3,802,600**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2013. See Note 4.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $83,116 and represents 2.2% of net assets.
(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(5) At September 30, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) When-issued security
(7) Prerefunded date is used in determining portfolio maturity.
(8) SEC 30-day yield
(9) Affiliated Companies
(10) Seven-day yield
ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
COP Certificate of Participation
DKK Danish Krone
DOT Department of Transportation
ETC Equipment Trust Certificate
EUR Euro
FRN Floating-Rate Note
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTC Pass-Through Certificate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Balanced Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted by the fund is held in a segregated account by the fund’s custodian. As of September 30, 2013, securities valued at $253,000 had been posted by the fund to counterparties for bilateral derivatives. As of September 30, 2013, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of September 30, 2013, securities valued at $58,000 had been posted by the fund for exchange-traded or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements are executed in the OTC market and can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit or credit rating declines. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
During the period, the fund entered into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, the fund may elect to extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into master netting arrangements with TBA counterparties, which provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any point in time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2013, no collateral had been posted by the fund to counterparties for TBAs. Collateral pledged by counterparties to the fund for TBAs consisted of $177,000 cash and securities valued at $405,000 as of September 30, 2013.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2013, the value of loaned securities was $20,980,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $22,282,000.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $2,856,424,000. Net unrealized gain aggregated $946,226,000 at period-end, of which $980,347,000 related to appreciated investments and $34,121,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013